Employee Benefit Plans - Schedule of Balance Sheet Obligations, Distributed Between Pension and Other Post-Employment Benefits (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Included in other long-term liabilities
Pension benefits	$ 42,336	$ 44,533
Other post-employment benefits	22,824	25,941
Accrued benefit liabilities	65,160	70,474
Included in other long-term assets
Pension benefits	$ 109,812	$ 99,554